Loans and Allowance for Loan Losses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major classifications of loans [Abstract]
Total loans	$ 228,127,051	$ 228,206,400	$ 237,984,397
Allowance for loan losses	780,493	672,261	983,178
Loans, net	227,346,558	227,534,139	237,001,219
Repricing distribution of loan portfolio [Abstract]
Immediately	216,290,232	224,271,536	233,514,965
Within one year	764,956	1,027,462	845,858
Over one to five years	5,799,262	1,962,818	2,400,182
Over five years	5,272,601	944,584	1,223,392
Total loans	228,127,051	228,206,400	237,984,397
Real Estate Mortgages Construction, Land Development and Land [Member]
Major classifications of loans [Abstract]
Total loans	13,819,207	13,162,460	21,792,060
Repricing distribution of loan portfolio [Abstract]
Total loans	13,819,207	13,162,460	21,792,060
Real Estate Mortgages Residential 1 to 4 Family, 1st Liens [Member]
Major classifications of loans [Abstract]
Total loans	81,794,242	85,772,367	92,635,944
Repricing distribution of loan portfolio [Abstract]
Total loans	81,794,242	85,772,367	92,635,944
Real Estate Mortgages Residential 1 to 4 Family, Subordinate Liens [Member]
Major classifications of loans [Abstract]
Total loans	1,932,743	2,015,355	1,660,805
Repricing distribution of loan portfolio [Abstract]
Total loans	1,932,743	2,015,355	1,660,805
Real Estate Mortgages Commercial Properties [Member]
Major classifications of loans [Abstract]
Total loans	115,655,467	113,010,943	102,578,171
Repricing distribution of loan portfolio [Abstract]
Total loans	115,655,467	113,010,943	102,578,171
Commercial [Member]
Major classifications of loans [Abstract]
Total loans	12,946,639	12,507,978	17,596,451
Repricing distribution of loan portfolio [Abstract]
Total loans	12,946,639	12,507,978	17,596,451
Consumer [Member]
Major classifications of loans [Abstract]
Total loans	1,978,753	1,737,297	1,720,966
Repricing distribution of loan portfolio [Abstract]
Total loans	$ 1,978,753	$ 1,737,297	$ 1,720,966